BRIDGE FINANCING AND SECURITIES PURCHASE AGREEMENT (Primary Financing) - Bridge Warrants - General Information (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Oct. 28, 2021	Mar. 31, 2021
Class of Warrant or Right [Line Items]
Warrants, term	5 years
Warrant liability		$ 373,599
Bridge Warrants, Common Stock
Class of Warrant or Right [Line Items]
Warrants, term	5 years
Warrants, number of securities called by warrants (in shares)	99,074
Warrants, exercise price of the three lowest weighted-average prices of post-merger ordinary shares, threshold, percentage (as a percent)			85.00%
Bridge Warrants, Common Stock, First Closing
Class of Warrant or Right [Line Items]
Warrant liability				$ 3,800,000